                                                      --------------------------
                                                              OMB APPROVAL
                                                      --------------------------
 THIS FILING LISTS SECURITIES HOLDINGS REPORTED       OMB Number:   3235-0006
 ON THE FORM 13F FILED ON 8/14/09 PURSUANT TO         Expires: December 31, 2009
A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH    Estimated average burden
  CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED.      hours per form . . . 22.6
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:        6/30/2009
                                                               ----------------

                Check here if Amendment[ X ]: Amendment Number:       1
                                                               ----------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:               MICHAEL R. MURPHY
                    ------------------------------------------------------------
Address:            191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                    ------------------------------------------------------------

Form 13F File Number 28-    11638
                            ----------------------------------------------------

                    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Meghan O'Callaghan
                    ------------------------------------------------------------
Title:              Associate
                    ------------------------------------------------------------
Phone:              312-265-9600
                    ------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
10/20/2009
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
-------------------

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                           4
             ---------------

Form 13F Information Table Value Total:
                    $ 25,719 (thousands)
             ---------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F                File Number Name
1              28-11635                DANIEL J. DONOGHUE
--------       ----------------        -----------------------------------------
2              28-11637                DISCOVERY GROUP I, LLC
--------       ----------------        -----------------------------------------


                                                        13F Information Table
                                                              6/30/2009

    COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4    COLUMN 5                 COLUMN 6     COLUMN 7           COLUMN 8
                                                                                                                 Voting Authority

    NAME OF              TITLE OF                VALUE      SHRS OR    SH/  PUT/   INVESTMENT     OTHER
    ISSUER                CLASS      CUSIP     (X $1000)    PRN AMT    PRN  CALL   DISCRETION    MANAGERS    SOLE     SHARED    NONE
CIRCOR INTL INC            COM      17273K109      5,877     248,926   SH         SHARED-OTHER      1, 2              248,926
ERESEARCHTECHNOLOGY INC    COM      29481V108     11,311   1,824,393   SH         SHARED-OTHER      1, 2            1,824,393
HEARTLAND PMT SYS INC      COM      42235N108      3,177     332,023   SH         SHARED-OTHER      1, 2              332,023
PIKE ELEC CORP             COM      721283109      5,354     444,321   SH         SHARED-OTHER      1, 2              444,321

Total                                             25,719   2,849,663                                                2,849,663